Finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Schedule of finance costs

	2019	2018

Interest on long-term debt	$63,136	$73,039
Unwinding of discount on provisions [note 15]	20,789	23,681
Other charges	14,697	15,059

Total	$98,622	$111,779